CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING	12 Months Ended
Dec. 31, 2020
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

5            CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

a)   We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2020	2019
	S/(000)	S/(000)
Cash collateral on repurchase agreements and security lendings (i)	1,601,200	3,293,837
Reverse repurchase agreement and security borrowings	626,925	899,435
Receivables for short sales	166,177	95,252
Total	2,394,302	4,288,524

(i)   At December 31, 2020, the balance mainly comprises cash collateral for approximately US$305.1 million, equivalent to S/1,104.7 million, delivered to BCRP to secure a borrowing in soles of approximately S/1,055 million from the same entity (cash collateral for approximately US$844.5 million, equivalent to S/2,798.7 million, and borrowing of approximately S/2,800.4 million, at December 31, 2019).

Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.

(ii)   Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2020						2019
		Average					Fair value of	Average					Fair value of
		interest	Up to 3	From 3 to	More than	Carrying	underlying	interest	Up to	From 3 to	More than	Carrying	underlying
	Currency	rate	days	30 days	30 days	amount	assets	rate	3 days	30 days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	5.37	—	259,093	—	259,093	258,442	5.61	97,747	376,043	76,396	550,186	550,579
Instruments issued by the Chilean Government	Chilean pesos	(0.53)	—	25,775	—	25,775	24,427	0.34	7,002	15,505	—	22,507	22,507
Other instruments		1.40	23,423	231,226	87,408	342,057	341,085	4.44	156,969	130,932	38,841	326,742	328,291
			23,423	516,094	87,408	626,925	623,954		261,718	522,480	115,237	899,435	901,377

b)   Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2020						2019
		Average					Fair value of	Average					Fair value of
		interest	Up to 3	From 3 to	More than	Carrying	underlying	interest	Up to	From 3 to	More than	Carrying	underlying
	Currency	rate	days	30 days	30 days	amount	assets	rate	3 days	30 days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debt instruments (c)			—	383,020	26,781,748	27,164,768	28,960,995		64,900	25,699	6,240,866	6,331,465	6,709,182
Instruments issued by the Colombian Government	Colombian pesos	4.62	—	700,719	—	700,719	700,637	5.49	135,997	941,431	—	1,077,428	1,077,917
Instruments issued by the Chilean Government	Chilean pesos	0.09	17,865	—	—	17,865	17,865	0.20	130,551	44,411	—	174,962	175,054
Other instruments		1.19	31,245	9,020	—	40,265	40,276	2.07	70,997	16,809	6,355	94,161	105,086
			49,110	1,092,759	26,781,748	27,923,617	29,719,773		402,445	1,028,350	6,247,221	7,678,016	8,067,239

c)   At December 31, 2020, and 2019, the Group has repurchase agreements secured with: (i) cash, see note 5(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following:

		2020			2019
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP - Reactiva Perú (*)	Soles	May 2023 / December 2023	20,916,438	Loans guaranteed by National Government	-	—	-
BCRP	Soles	March 2021 / July 2024	2,903,266	Investments	June 2020 / November 2020	1,504,088	Investments
BCRP, nota 5(a)(i)	Soles	February 2021 / March 2023	1,055,000	Cash with BCRP	February 2020 / October 2020	2,800,400	Cash with BCRP
BCRP - Reactiva Perú Special (*)	Soles	June 2023 / December 2023	756,387	Loans guaranteed by National Government	-	—	-
Banco Central de Bolivia	Bolivianos	February 2021 / December 2022	486,331	Cash	May 2020 / February 2021	398,586	Cash
Banco de la República de Colombia	Colombian pesos	January 2021	319,481	Investments	January 2020	64,540	Investments
Natixis S.A.	Soles	August 2028	270,000	Investments	August 2020 / August 2028	570,000	Investments
Citigroup Global Markets Limited (i)	U.S. Dollar	August 2026	162,945	Investments	August 2026	149,130	Investments
Natixis S.A. (ii)	U.S. Dollar	August 2026	90,525	Investments	August 2026	82,850	Investments
Nomura International PLC (iii)	U.S. Dollar	-	—	-	August 2020	265,120	Investments and cash
Nomura International PLC (iv)	U.S. Dollar	-	—	-	August 2020	231,980	Investments and cash
Citigroup Global Markets Limited	Soles	-	—	-	August 2020	100,000	Investments
Others below S/92.0 million	-	January 2021 / April 2033	91,160	Investments	January 2020 / April 2033	64,970	Investments
Accrued interest			113,235			99,801
			27,164,768			6,331,465

(*)It corresponds to Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government. The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2020, the total credits granted through the Reactiva Peru program is S/24,286.5 million, see Note 7(a). See more details of the Reactiva Peru program in Note 2(b).

At December 31, 2020, said operations accrue interest at fixed and variable rates between 0.5 percent and 6.73 percent and between Libor 6M + 1.85 percent and Libor 6M + 1.90  percent, respectively,  (between  2.6 percent and 7.20 percent and between Libor 3M + 0.80 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2019).

Certain repurchase agreements were hedged using interest rate swaps (IRS) and cross-currency swaps (CCS), as detailed below:

(i)    At December 31, 2020 the Group maintains two CCS which were together designated as a cash flow hedge for two repurchase agreements in U.S. Dollars at variable rate for a notional amount of US$45.0 million, equivalent to S/162.9 million (approximately US$45.0 million, equivalent to S/149.1 million, at December 31, 2019). By means of these CCS, said repurchase agreements were economically converted to soles, see note 13(b).

(ii)    At December 31, 2020, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. Dollars at variable rate for a total notional amount of US$25.0 million, equivalent to S/90.5 million (approximately US$25.0 million, equivalent to S/82.9 million, at December 31, 2019). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(b).

(iii)   As of August 31, 2020, the interest rate swap (IRS) that the Bank held as a cash flow hedge of a repurchase agreement in US dollars at a variable rate for an amount of US $ 80.0 million, equivalent to S/283.5 million (US$80.0 million, equivalent to S/265.1 million, as of December 31, 2019). Through the IRS, said repurchase agreement was economically converted to a fixed rate. Likewise, the cross currency swap (CCS) expired, which was designated in a combined manner with the IRS, which the Bank maintained as a cash flow hedge since, through said instrument, the repurchase agreement was economically converted to soles at a fixed rate, see note 13(b).

(iv)   As of August 31, 2020, the cross currency swap (CCS) that the Bank held as a cash flow hedge of a repurchase agreement in US dollars at a variable rate expired for a nominal amount of US$70.0 million, equivalent to S/248.0 million (US$70.0 million, equivalent to S/231.9 million, as of December 31, 2019). Through the cross currency swap (CCS), said repurchase agreement was economically converted to soles at a fixed rate, see note 13(b).